CONSOLIDATED STATEMENTS OF CASH FLOWS - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net income (loss)		¥ (101,471)	¥ 818,048	¥ 106,315
Less: Net income (loss) attributable to noncontrolling interests		3,251	236,283	(43,880)
Net income (loss) attributable to MHFG shareholders		(104,722)	581,765	150,195
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization		228,397	231,677	243,724
Provision (credit) for credit losses		214,408	112,776	156,200
Investment losses (gains)—net		75,340	(828,535)	526,359
Equity in losses (earnings) of equity method investees—net	[1]	(34,587)	(31,027)	(34,012)
Foreign exchange losses (gains)—net		517,989	207,400	(139,900)
Deferred income tax expense (benefit)		(255,365)	50,701	(101,941)
Net change in trading account assets		2,386,304	1,567,897	(7,460,802)
Net change in trading account liabilities		3,634,056	(1,984,509)	2,599,090
Net change in loans held for sale		(126,804)	30,250	(60,189)
Net change in accrued income		4,680	8,052	14,060
Net change in accrued expenses		2,783	(72,850)	(24,345)
Other—net		(1,044,392)	595,159	90,489
Net cash provided by (used in) operating activities		5,498,087	468,756	(4,041,072)
Cash flows from investing activities:
Proceeds from sales of Available-for-sale securities		36,330,397	28,041,466	21,153,866
Proceeds from sales of Equity securities (Note)	[2]	2,526,075	3,089,202	3,123,341
Proceeds from maturities of Available-for-sale securities		39,008,678	31,521,663	15,350,105
Proceeds from maturities of Held-to-maturity securities		178,955	116,060	731,686
Purchases of Held-to-maturity securities		(714,794)	(134,660)
Purchases of Available-for-sale securities		(80,478,884)	(69,491,642)	(37,445,206)
Purchases of Equity securities (Note)	[2]	(2,208,196)	(2,979,434)	(2,900,020)
Proceeds from sales of loans		2,046,573	1,847,102	1,729,513
Net change in loans		(1,397,302)	(1,502,445)	(7,512,885)
Net change in call loans and funds sold, and receivables under resale agreements and securities borrowing transactions		(147,806)	6,906,483	(5,812,860)
Proceeds from sales of premises and equipment		18,720	13,664	16,825
Purchases of premises and equipment		(136,238)	(211,495)	(243,022)
Proceeds from sales of investments in subsidiaries (affecting the scope of consolidation)		50,699	218,259	1,068
Purchases of investments in subsidiaries (affecting the scope of consolidation)		(93,005)	(47,515)
Net cash provided by (used in) investing activities		(5,016,128)	(2,613,292)	(11,807,589)
Cash flows from financing activities:
Net change in deposits		3,589,567	4,394,481	7,920,701
Net change in call money and funds purchased, and payables under repurchase agreements and securities lending transactions		9,268	(962,754)	2,754,646
Net change in due to trust accounts		9,454	131,056	(62,610)
Net change in other short-term borrowings		(1,711,421)	4,085,165	2,936,677
Proceeds from issuance of long-term debt		3,004,293	2,568,730	2,303,803
Repayment of long-term debt		(2,715,054)	(1,511,050)	(3,273,353)
Proceeds from noncontrolling interests		101,755	236,868	131,795
Payments to noncontrolling interests		(80,493)	(37,928)	(148,673)
Proceeds from sales of treasury stock		874	854	1,517
Purchases of treasury stock		(1,927)	(1,849)	(1,441)
Purchases of treasury stock of subsidiaries		0	(5,414)
Dividends paid		(196,783)	(190,498)	(190,386)
Dividends paid to noncontrolling interests		(18,095)	(15,753)	(15,722)
Net cash provided by (used in) financing activities		1,991,438	8,691,908	12,356,954
Effect of exchange rate changes on cash and cash equivalents		966,796	235,610	(229,918)
Net increase (decrease) in cash and cash equivalents		3,440,193	6,782,982	(3,721,625)
Cash and cash equivalents at beginning of fiscal year		48,734,096	41,951,114	45,672,739
Cash and cash equivalents at end of fiscal year		52,174,289	48,734,096	41,951,114
Supplemental disclosure of cash flow information:
Interest paid		274,530	497,422	1,321,358
Income taxes paid		164,408	216,996	97,630
Noncash investing activities:
Transfer of loans into loans held-for-sale		¥ 15,916	¥ 20,335	¥ 29,953

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Proceeds from sales of Equity securities as well as Purchases of Equity securities include cash activity related to Other investments, the amounts of which are not significant.